FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 33,493	$ 33,015	$ 31,712
Derivative financial liabilities	149,089	125,639	140,707
Brokerage payables designated at fair value	46,198	46,249	42,275
Debt issued designated at fair value	108,405	82,951	86,341
Other financial liabilities designated at fair value	36,834	26,794	27,366
Total financial liabilities measured at fair value through profit or loss	374,019	314,648	328,401
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	17,438	17,649	16,632
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	7,186	6,337	4,979
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	7,437	7,574	9,126
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,357	1,391	915
Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	52,034	47,849	71,743
Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	47,264	31,961	32,763
Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	41,380	40,650	32,926
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,827	2,118	1,614
Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,967	2,387	1,291
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,835	22	21
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	17,080	16,543	15,922
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,801	4,897	6,927
Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,857	2,931	2,950
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,096	2,422	1,566
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	24,476	25,042	25,451
Derivative financial liabilities	877	961	716
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	0	0	0
Other financial liabilities designated at fair value	0	0	0
Total financial liabilities measured at fair value through profit or loss	25,352	26,004	26,167
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	16,956	17,297	16,310
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	33	34	28
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	6,171	6,538	8,320
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,315	1,172	794
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	326	369	400
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	2	0	0
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8,906	7,781	6,110
Derivative financial liabilities	143,764	120,203	136,833
Brokerage payables designated at fair value	46,198	46,249	42,275
Debt issued designated at fair value	96,915	75,584	78,509
Other financial liabilities designated at fair value	31,957	24,717	25,069
Total financial liabilities measured at fair value through profit or loss	327,740	274,534	288,796
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	417	293	236
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	7,118	6,175	4,893
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,260	1,035	806
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	38	216	117
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	51,660	47,456	71,322
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	47,021	31,766	32,656
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	38,001	36,631	30,209
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,456	1,912	1,341
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,951	2,368	1,271
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,547	11	3
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	17,080	16,543	15,922
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,801	4,897	6,927
Level 2 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,370	1,380	1,327
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,706	1,897	892
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	111	192	151
Derivative financial liabilities	4,448	4,475	3,158
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	11,490	7,367	7,832
Other financial liabilities designated at fair value	4,877	2,076	2,297
Total financial liabilities measured at fair value through profit or loss	20,927	14,111	13,438
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	66	59	87
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	35	128	58
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4	3	4
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	48	24	21
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	243	195	107
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,379	4,019	2,717
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	371	206	273
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	14	20	20
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	288	11	17
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Funding from UBS Group AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	1,487	1,551	1,623
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 3,390	$ 525	$ 674